U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 24F-2

Annual Notice of Securities Sold

Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.

Please print or type.

1.	Name and address of issuer:

Russell Investment Company

909 A Street

Tacoma, WA 98402

2.	Name of each series or class of securities for which this Form is filed (If the form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): ☐

2010 Strategy Fund

2015 Strategy Fund

2020 Strategy Fund

2025 Strategy Fund

2030 Strategy Fund

2035 Strategy Fund

2040 Strategy Fund

2045 Strategy Fund

2050 Strategy Fund

Balanced Strategy Fund

Conservative Strategy Fund

Equity Growth Strategy Fund

Growth Strategy Fund

In Retirement Fund

Moderate Strategy Fund

Russell Emerging Markets Fund

Russell Global Equity Fund

Russell International Developed Markets Fund

Russell Investment Grade Bond Fund

Russell Money Market Fund

Russell Real Estate Securities Fund

Russell Short Duration Bond Fund

Russell Strategic Bond Fund

Russell Tax Exempt Bond Fund

Russell Tax-Managed Global Equity Fund

Russell Tax-Managed U.S. Large Cap Fund

Russell Tax-Managed U.S. Mid & Small Cap Fund

Russell U.S. Core Equity Fund

Russell U.S. Growth Fund

Russell U.S. Quantitative Equity Fund

Russell U.S. Small & Mid Cap Fund

Russell U.S. Value Fund

3.	Investment Company Act File Number: 811-03153

Securities Act File Number:                       2-71299

4(a).	Last day of fiscal year for which this Form is filed:

10/31/09

4(b). ☐	Check box if this Form is being filed late (i.e., more than 90 days after the end of the issuer’s fiscal year). (See Instruction A.2) N/A

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c). ☐	Check box if this is the last time the issuer will be filing this Form. N/A

5.	Calculation of registration fee:

(i)	Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):	$ 32,996,845,872.98

(ii)	Aggregate price of securities redeemed or repurchased during the fiscal year	$ 36,761,855,864.53

(iii)	Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:	$0

(iv)	Total available redemption credits [add Items 5(ii) and 5(iii)]:	$36,761,855,864.53

(v)	Net sales — if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:	$0

(vi)	Redemption credits available for use in future years — if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(i)	($3,765,009,991.55)

(vii)	Multiplier for determining registration fee (See Instruction C.9):	x .0000713

(viii)	Registration fee due [multiply Item 5(v) by Item 5(vii)] (enter “0” if no fee is due):	=$0.00

6.	Prepaid Shares – If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: N/A. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: N/A.

7.	Interest due — if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (see instruction D):

8.	Total amount of the registration fee due plus any interest due [Item 5(viii) plus line 7]:

=$0.00

9.	Date the registration fee and any interest payment was sent to the Commission’s lockbox depository: N/A.

Account Number: 910-8739

Method of Delivery:

☑	Wire transfer
☐	Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ David Craig

David Craig, Assistant Treasurer

Dated:	January 29, 2009

* Please print the name and title of the signing officer below the signature.